Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2022		$ 2,400	$ 1,041,855	$ 228,173	$ (348,244)	$ (13,249)	$ 910,935
Balance (in Shares) at Jun. 30, 2022	[1]	1,500,000
Net income (loss)					205,911		205,911
Appropriation to statutory reserve				71,998	(71,998)
Foreign currency translation adjustment						(45,764)	(45,764)
Balance at Jun. 30, 2023		$ 2,400	1,041,855	300,171	(214,331)	(59,013)	1,071,082
Balance (in Shares) at Jun. 30, 2023	[1]	1,500,000
Issuance of ordinary shares for cash		$ 300	13,536,945				13,537,245
Issuance of ordinary shares for cash (in Shares)	[1]	187,500
Net income (loss)					(748,542)		(748,542)
Appropriation to statutory reserve				270,636	(270,636)
Foreign currency translation adjustment						14,213	14,213
Balance at Jun. 30, 2024		$ 2,700	14,578,800	570,807	(1,233,509)	(44,800)	13,873,998
Balance (in Shares) at Jun. 30, 2024	[1]	1,687,500
Issuance of ordinary shares for cash		$ 30,285	5,619,715				5,650,000
Issuance of ordinary shares for cash (in Shares)	[1]	18,927,892
Share based payment		$ 270	2,213,730				2,214,000
Share based payment (in Shares)	[1]	168,750
Reversal of statutory reserves				(259,348)	259,350		2
Net income (loss)					(2,718,517)		(2,718,517)
Appropriation to statutory reserve				62,884	(62,884)
Foreign currency translation adjustment						(567)	(567)
Balance at Jun. 30, 2025		$ 33,255	$ 22,412,245	$ 374,343	$ (3,755,560)	$ (45,367)	$ 19,018,916
Balance (in Shares) at Jun. 30, 2025	[1]	20,784,142

[1]	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.